11. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Intangible Assets
INTANGIBLE ASSETS

							Consolidated
	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2017	3,590,931	300,875	73,185	134,137	3,172,469	449	7,272,046
Cost	3,834,234	513,068	167,162	134,137	3,185,701	449	7,834,751
Accumulated amortization	(133,973)	(212,193)	(93,977)		(13,232)		(453,375)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2017	3,590,931	300,875	73,185	134,137	3,172,469	449	7,272,046
Translation adjustment		34,107	148	15,872		58	50,185
Acquisitions and expenditures			1,216			984	2,200
Transfer of property, plant and equipment			(3,807)				(3,807)
Amortization (note 23)		(46,209)	(15,770)		(5,470)		(67,449)
Balance as of December 31, 2018	3,590,931	288,773	54,972	150,009	3,166,999	1,491	7,253,175
Cost	3,831,338	573,614	161,067	150,009	3,185,701	1,491	7,903,220
Accumulated amortization	(131,077)	(284,841)	(106,095)		(18,702)		(540,715)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance as of December 31, 2018	3,590,931	288,773	54,972	150,009	3,166,999	1,491	7,253,175

(*) Composed mainly by mineral rights with estimated resources of 1,101 million tons (Unaudited by independent auditors). Corresponding amortization is recorded based on production volumes.

The average useful lives by nature are as follows, in years:

		Consolidated
	12/31/2018	12/31/2017
Software	7	8
Customer relationships	13	13

11.a) Impairment testing

The goodwill arising from expectations for future profitability of the companies acquired and the intangible assets with indefinite useful lives (trademarks) have been allocated to the operational divisions (cash-generating units) of CSN, which represent the lowest level of assets or group of assets. According to IAS36, when a CGU has an intangible asset with indefinite useful life allocated, the Company performs an impairment test. The CGU with intangible assets in this situation are as follows:

						Consolidated
		Goodwill		Trademarks		Total
Cash generating unity	Segment	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Packaging (1)	Steel	158,748	158,748			158,748	158,748
Long Stel (2)	Steel	235,595	235,595	150,009	134,137	385,604	369,732
Minning (3)	Mining	3,196,588	3,196,588			3,196,588	3,196,588
		3,590,931	3,590,931	150,009	134,137	3,740,940	3,725,068

(1)	The goodwill of the Packaging cash-generating unit is shown net of impairment loss in the amount of R$109,330, recognized in 2011.

(2)	The goodwill and trademark that are recorded in line item intangible assets at long steel segment, those transactions are derived from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.

(3)	Refers to the goodwill based on expectations for future profitability, resulting from the acquisition of Namisa by CSN Mineração.

The impairment testing of the goodwill and the trademark include the balance of property, plant and equipment of the cash-generating units and also the intangible. The test is based on the comparison between the actual balances and the value in use of those units, determining based on the projections of discounted cash flows and use of such assumptions and judgements as: growth rate, costs and expenses, discount rate, working capital, future Capex investment and macroeconomic assumptions observable in the market.

The main assumptions used in calculations of value in use at December 31, 2018 are as follows:

	Metal packaging	Flat steel (*)	Logistic (**)	Mining
Measurement of recoverable value	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow
Cash flow projection	Until 2028 + perpetuity	Until 2028 + perpetuity	Until 2027	Until 2054
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends	Gross margin updated based on historical data and market trends.	Estimated based on market studies for cargo captures and operational costs according market trends.	Reflects projection of costs due to the progress of the mining plan as well as startup and ramp up of projects . Price and exchange rate projected according industry reports.
Cost atualization	Cost based on historical data of each product and impacts of business restructuring	Updated costs based on historical data and market trends	Costs based on historical data and market trends	Updated costs based on historical data, progress of mining plan as well as startup and ramp up of projects
Growth Rate	Growth of 1.5% p.a in real terms updated by long term inflation of 4.0% p.a.	Growth of 1.4% p.a in real terms updated by long term inflation of 2.5% p.a. of the Euro zone	Growth of 1.5% p.a in real terms	Without growth in real terms updated only by long term inflation of 4.0% p.a.
Discount rate	For Metal packaging, flat steel and mining, these cash flows were considered using a discount rate after taxes between 5% and 13% p.a. in nominal terms. For the logistics segment, cash flows were discounted using a discount rate between 5.41% and 6.41% p.a. in real terms. The discount rate was based on the weighted average cost of capital ("WACC") that reflects the specific risk of each segment.

(*) Refer to assets of subsidiary Lusosider, located in Portugal. The discount rate was applied on the discounted cash flow prepared in Euros, the functional currency of this subsidiary.

(**) Refer to assets of subsidiary FTL – Ferrovia Transnordestina Logística S.A.

For the subsidiary SWT, the measurement of recoverable value was based on fair value and classified as Level 3, based on unobservable inputs that reflect the assumptions that market participants would use for pricing, including risk assumptions and discount rate.

Based on the analyses conducted by Management, it was not necessary to record losses by impairment to those assets for the year ended on December 31, 2018.